Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2002

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(Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Accountants	<Click Here>
Trustees and Officers	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to obtain current income, exempt from federal income taxes by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Treasury Fund

Investments October 31, 2002

Showing Percentage of Net Assets

U.S. Treasury Obligations - 44.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 37.4%
11/14/02	1.89%	$ 47,500,000	$ 47,467,924
11/14/02	1.90	15,000,000	14,989,817
11/14/02	1.92	12,500,000	12,491,424
11/29/02	1.89	50,000,000	49,927,083
11/29/02	1.90	30,000,000	29,956,133
12/5/02	1.92	60,000,000	59,892,333
12/19/02	1.66	40,000,000	39,912,000
12/19/02	1.68	50,000,000	49,888,667
12/19/02	1.82	25,000,000	24,940,000
1/2/03	1.59	30,000,000	29,918,108
1/2/03	1.63	30,000,000	29,916,300
1/2/03	1.75	50,000,000	49,850,994
1/9/03	1.71	90,000,000	89,706,750
1/23/03	1.51	35,000,000	34,878,958
1/30/03	1.69	35,000,000	34,853,437
1/30/03	1.70	50,000,000	49,788,846
3/6/03	1.60	30,000,000	29,834,896
3/13/03	1.64	50,000,000	49,701,167
3/13/03	1.66	30,000,000	29,819,050
4/17/03	1.56	30,000,000	29,784,292
4/17/03	1.62	15,000,000	14,887,971
4/17/03	1.63	30,000,000	29,774,550
4/17/03	1.64	15,000,000	14,886,587
4/17/03	1.66	30,000,000	29,770,723
4/24/03	1.67	55,000,000	54,558,717
5/1/03	1.53	55,000,000	54,581,060
5/1/03	1.56	50,000,000	49,610,347
			1,035,588,134
U.S. Treasury Notes - 6.7%
12/31/02	1.77	35,000,000	35,216,094
2/15/03	1.65	50,000,000	50,647,300
4/30/03	2.20	15,000,000	15,128,281
4/30/03	2.24	12,000,000	12,099,716
4/30/03	2.25	10,000,000	10,082,989
4/30/03	2.30	12,000,000	12,197,609
8/15/03	1.70	17,500,000	17,977,004
8/15/03	1.75	30,000,000	30,806,423
			184,155,416
TOTAL U.S. TREASURY OBLIGATIONS			1,219,743,550
Repurchase Agreements - 55.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
10/29/02 due 11/27/02 At 1.68%	$ 115,155,633	$ 115,000,000
10/31/02 due 11/1/02 At:
1.88%	41,404,166	41,402,000
1.89%	1,379,072,383	1,379,000,000
TOTAL REPURCHASE AGREEMENTS		1,535,402,000
TOTAL INVESTMENT PORTFOLIO - 99.6%		2,755,145,550
NET OTHER ASSETS - 0.4%		12,386,577
NET ASSETS - 100%		$ 2,767,532,127
Total Cost for Income Tax Purposes $ 2,755,145,550
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $46,000 of which $28,000 and $18,000 will expire on October 31, 2007 and 2010, respectively.

A total of 44.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2002

Assets
Investment in securities, at value (including repurchase agreements of $1,535,402,000) - See accompanying schedule		$ 2,755,145,550
Receivable for fund shares sold		32,893,758
Interest receivable		1,962,043
Receivable from investment adviser for expense reductions		11,947
Total assets		2,790,013,298

Liabilities
Payable to custodian bank	$ 1,870
Payable for fund shares redeemed	19,894,268
Distributions payable	384,355
Accrued management fee	581,364
Distribution fees payable	1,065,256
Other payables and accrued expenses	554,058
Total liabilities		22,481,171

Net Assets		$ 2,767,532,127
Net Assets consist of:
Paid in capital		$ 2,767,583,790
Accumulated net realized gain (loss) on investments		(51,663)
Net Assets		$ 2,767,532,127
Calculation of Maximum Offering Price
Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,372,887,500 ÷ 1,373,019,402 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($946,247,047 ÷ 946,088,456 shares)		$ 1.00
Advisor B Class: Net Asset Value and offering price per share ($300,540,477 ÷ 300,559,227 shares) A		$ 1.00
Advisor C Class: Net Asset Value and offering price per share ($147,857,103 ÷ 147,864,869 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

		Year ended October 31, 2002

Investment Income
Interest		$ 54,960,792
Expenses
Management fee	$ 6,939,255
Transfer agent fees	5,642,289
Distribution fees	12,252,073
Accounting fees and expenses	248,258
Non-interested trustees' compensation	9,695
Custodian fees and expenses	20,304
Registration fees	283,060
Audit	32,683
Legal	11,798
Miscellaneous	124,713
Total expenses before reductions	25,564,128
Expense reductions	(775,703)	24,788,425
Net investment income		30,172,367
Net Realized Gain (Loss) on investment securities		(21,171)
Net increase in net assets resulting from operations		$ 30,151,196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 30,172,367	$ 107,004,811
Net realized gain (loss)	(21,171)	118,268
Net increase (decrease) in net assets resulting from operations	30,151,196	107,123,079
Distributions to shareholders from net investment income	(30,172,367)	(107,004,811)
Share transactions - net increase (decrease)	(187,874,924)	344,332,851
Total increase (decrease) in net assets	(187,896,095)	344,451,119

Net Assets
Beginning of period	2,955,428,222	2,610,977,103
End of period	$ 2,767,532,127	$ 2,955,428,222

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.041	.053	.043	.049
Distributions from net investment income	(.013)	(.041)	(.053)	(.043)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.28%	4.19%	5.48%	4.38%	5.04%
Ratios to Average Net Assets B
Expenses before expense reductions	.73%	.77%	.75%	.76%	.76%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.70%	.70%	.69%	.65%	.65%
Net investment income	1.27%	4.08%	5.32%	4.30%	4.93%
Supplemental Data
Net assets, end of period (in millions)	$ 1,373	$ 1,452	$ 1,250	$ 1,335	$ 1,261

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.039	.051	.040	.047
Distributions from net investment income	(.010)	(.039)	(.051)	(.040)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.03%	3.93%	5.22%	4.12%	4.78%
Ratios to Average Net Assets B
Expenses before expense reductions	.98%	1.02%	1.00%	1.02%	1.01%
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.95%	.95%	.94%	.90%	.90%
Net investment income	1.04%	3.83%	5.12%	4.06%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 946	$ 1,159	$ 1,175	$ 950	$ 480

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.034	.046	.035	.042
Distributions from net investment income	(.005)	(.034)	(.046)	(.035)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.53%	3.42%	4.69%	3.61%	4.26%
Ratios to Average Net Assets C
Expenses before expense reductions	1.48%	1.51%	1.50%	1.51%	1.56%
Expenses net of voluntary waivers, if any	1.45%	1.45%	1.44%	1.40%	1.40%
Expenses net of all reductions	1.45%	1.45%	1.44%	1.40%	1.40%
Net investment income	.52%	3.11%	4.56%	3.60%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 238	$ 117	$ 157	$ 76

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2002	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.034	.046	.035	.041
Distributions from net investment income	(.005)	(.034)	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.52%	3.42%	4.69%	3.61%	4.22%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.48%	1.51%	1.51%	1.53%	1.99% A
Expenses net of voluntary waivers, if any	1.45%	1.45%	1.44%	1.40%	1.40% A
Expenses net of all reductions	1.45%	1.45%	1.44%	1.40%	1.40% A
Net investment income	.50%	3.22%	4.62%	3.61%	4.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 148	$ 107	$ 69	$ 62	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investments October 31, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 43.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.7%
First Tennessee Bank NA, Memphis
12/16/02	1.80% (b)	$ 55,000,000	$ 55,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	15,000,000	15,000,000
Wells Fargo Bank NA, San Francisco
1/30/03	1.62	100,000,000	99,999,964
			169,999,964
London Branch, Eurodollar, Foreign Banks - 24.4%
ABN-AMRO Bank NV
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
12/23/02	2.00	10,000,000	10,001,393
Barclays Bank PLC
11/12/02	1.96	35,000,000	35,000,000
12/10/02	2.00	30,000,000	30,000,000
12/13/02	2.07	90,000,000	90,000,000
1/14/03	1.71	25,000,000	25,000,000
Bayerische Hypo-und Vereinsbank AG
12/9/02	2.01	70,000,000	70,000,000
2/19/03	1.70	55,000,000	55,000,000
BNP Paribas SA
11/20/02	1.85	70,000,000	70,000,000
12/17/02	2.10	15,000,000	15,000,000
3/18/03	1.75	30,000,000	30,000,000
Deutsche Bank AG
12/13/02	2.07	35,000,000	35,000,000
12/31/02	2.25	20,000,000	20,003,903
Dresdner Bank AG
11/4/02	1.76	300,000,000	300,000,000
11/13/02	2.03	20,000,000	20,000,000
HBOS Treasury Services PLC
11/25/02	1.85	40,000,000	40,000,000
11/26/02	1.75	80,000,000	80,000,000
2/21/03	1.80	25,000,000	25,000,000
3/18/03	1.76	45,000,000	45,000,000
3/25/03	1.80	275,000,000	275,000,000
ING Bank NV
11/7/02	1.77	45,000,000	45,000,000
11/20/02	1.86	50,000,000	50,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
ING Bank NV - continued
12/27/02	1.90%	$ 100,000,000	$ 100,000,000
1/21/03	1.70	45,000,000	45,000,000
1/21/03	1.80	25,000,000	25,000,000
2/21/03	1.71	30,000,000	30,000,000
2/27/03	1.75	150,000,000	150,000,000
Landesbank Baden-Wuerttemberg
11/12/02	1.96	60,000,000	60,000,030
11/18/02	2.00	20,000,000	20,000,000
11/18/02	2.05	10,000,000	10,000,000
2/21/03	1.70	20,000,000	20,000,308
3/5/03	1.75	100,000,000	99,996,382
3/18/03	1.77	20,000,000	20,000,378
4/22/03	1.77	20,000,000	20,000,473
Lloyds TSB Bank PLC
2/18/03	1.70	5,000,000	5,004,861
Nordea Bank Finland PLC
12/9/02	2.00	30,000,000	30,000,000
2/27/03	1.76	100,000,000	100,000,000
3/18/03	1.77	35,000,000	35,000,000
Nordea North America, Inc.
11/12/02	1.97	20,000,000	20,000,000
Societe Generale
12/16/02	1.78	20,000,000	19,997,991
12/31/02	2.15	20,000,000	20,000,000
Svenska Handelsbanken AB
11/6/02	1.77	55,000,000	54,999,919
Westdeutsche Landesbank Girozentrale
11/8/02	2.01	50,000,000	50,000,000
WestLB AG
1/17/03	1.76	45,000,000	45,000,000
2/7/03	1.63	35,000,000	35,000,000
			2,425,005,638
New York Branch, Yankee Dollar, Foreign Banks - 16.9%
Abbey National Treasury Services PLC
11/4/02	1.71 (b)	90,000,000	89,977,293
11/11/02	1.71 (b)	45,000,000	44,988,164
Bayerische Hypo-und Vereinsbank AG
12/27/02	1.90	100,000,000	100,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA
12/16/02	2.11%	$ 100,000,000	$ 100,000,000
12/17/02	2.12	25,000,000	25,000,000
12/27/02	1.73	175,000,000	175,000,000
Credit Agricole Indosuez
12/18/02	1.78	40,000,000	40,000,000
1/2/03	1.70 (b)	45,000,000	44,988,659
Danske Bank AS
11/12/02	1.86	10,000,000	10,000,295
Deutsche Bank AG
11/22/02	1.73 (b)	50,000,000	49,988,180
Dexia Bank SA
11/14/02	1.70 (b)	30,000,000	29,998,124
11/22/02	1.74 (b)	30,000,000	29,994,090
11/26/02	1.74 (b)	45,000,000	44,988,952
Landesbank Baden-Wuerttemberg
1/31/03	1.62	60,000,000	60,000,730
Lloyds TSB Bank PLC
11/1/02	1.72 (b)	30,000,000	29,992,530
Royal Bank of Canada
11/6/02	1.72 (b)	90,000,000	89,996,979
11/19/02	1.74 (b)	40,000,000	39,997,896
11/22/02	1.73 (b)	60,000,000	59,985,714
Royal Bank of Scotland PLC
11/5/02	1.77	100,000,000	100,000,000
Societe Generale
11/14/02	1.70 (b)	30,000,000	29,998,234
11/21/02	1.75 (b)	65,000,000	64,990,027
11/25/02	1.75 (b)	90,000,000	89,978,179
3/20/03	1.82	10,000,000	10,034,309
Svenska Handelsbanken AB
11/1/02	1.74 (b)	40,000,000	39,985,324
6/25/03	2.30	25,000,000	24,993,594
Toronto-Dominion Bank
11/22/02	1.73 (b)	20,000,000	19,995,272
UBS AG
12/13/02	2.07	85,000,000	85,000,000
12/20/02	2.06	25,000,000	25,007,506
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Westdeutsche Landesbank Girozentrale
12/20/02	1.72%	$ 30,000,000	$ 30,000,000
2/27/03	1.77	100,000,000	100,000,000
			1,684,880,051
TOTAL CERTIFICATES OF DEPOSIT			4,279,885,653
Commercial Paper - 33.1%

Alliance & Leicester PLC
11/5/02	1.97	50,000,000	49,989,167
Aspen Funding Corp.
2/3/03	1.66	20,000,000	19,913,833
Bear Stearns Companies, Inc.
11/15/02	1.78	30,000,000	29,979,233
CIT Group, Inc.
11/1/02	1.89	5,000,000	5,000,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
12/11/02	1.78	125,000,000	124,754,167
12/13/02	1.78	100,000,000	99,793,500
12/19/02	1.80	20,000,000	19,952,267
12/20/02	1.79	20,000,000	19,951,544
12/20/02	1.80	20,000,000	19,951,272
1/9/03	1.73	75,000,000	74,752,750
1/13/03	1.73	60,000,000	59,790,733
Citicorp
11/21/02	1.79	50,000,000	49,950,556
12/3/02	1.74	100,000,000	99,846,222
12/20/02	1.75	40,000,000	39,905,267
1/10/03	1.75	15,000,000	14,949,250
1/21/03	1.77	55,000,000	54,782,200
2/3/03	1.69	25,000,000	24,890,333
2/6/03	1.75	20,000,000	19,906,233
Corporate Receivables Corp.
2/6/03	1.64	20,000,000	19,912,161
CXC, Inc.
1/31/03	1.65	10,000,000	9,958,544
2/25/03	1.80	50,000,000	49,713,222
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Edison Asset Securitization LLC
11/1/02	2.02%	$ 100,000,000	$ 100,000,000
1/13/03	1.73	90,000,000	89,686,100
1/14/03	1.73	20,000,000	19,929,289
2/11/03	1.70	35,000,000	34,832,408
2/13/03	1.70	90,000,000	89,560,600
2/18/03	1.78	55,000,000	54,705,246
2/25/03	1.61	30,000,000	29,845,333
Falcon Asset Securitization Corp.
11/1/02	1.77	60,000,000	60,000,000
GE Capital International Funding, Inc.
2/18/03	1.71	35,000,000	34,819,847
2/19/03	1.75	35,000,000	34,814,986
3/11/03	1.79	45,000,000	44,712,375
General Electric Capital Corp.
12/9/02	2.10	50,000,000	49,890,750
12/12/02	2.10	25,000,000	24,941,063
2/3/03	1.77	25,000,000	24,885,764
2/4/03	2.32	50,000,000	49,699,167
4/21/03	1.80	30,000,000	29,746,350
General Electric Co.
12/27/02	1.76	55,000,000	54,850,278
HVB U.S. Finance, Inc.
11/7/02	1.78	160,000,000	159,952,533
ING U.S. Funding LLC
12/5/02	1.96	50,000,000	49,908,389
Jupiter Securitization Corp.
11/5/02	1.77	39,643,000	39,635,204
11/6/02	1.77	25,000,000	24,993,872
Lloyds TSB Bank PLC
1/24/03	1.64	100,000,000	99,619,667
Montauk Funding Corp.
11/25/02	1.80 (b)	50,000,000	50,000,000
Morgan Stanley
11/1/02	1.96 (b)	480,000,000	480,000,000
New Center Asset Trust
2/6/03	1.65	5,000,000	4,977,906
3/5/03	1.61	10,000,000	9,944,889
Paradigm Funding LLC
11/14/02	1.78	100,000,000	99,935,903
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Park Avenue Receivables Corp.
11/18/02	1.77%	$ 30,000,000	$ 29,974,996
Santander Finance, Inc.
11/12/02	1.78	200,000,000	199,891,833
Sheffield Receivables Corp.
11/1/02	1.77	35,000,000	35,000,000
Shell Finance (UK) PLC
6/11/03	1.67 (a)	30,000,000	29,694,750
Svenska Handelsbanken, Inc.
11/6/02	1.77	25,000,000	24,993,854
Wells Fargo Financial, Inc.
11/21/02	1.76	90,000,000	89,912,500
Westdeutsche Landesbank Girozentrale
12/16/02	1.71	20,000,000	19,957,375
Windmill Funding Corp.
2/7/03	1.63	10,000,000	9,955,900
2/27/03	1.77	50,000,000	49,713,194
3/6/03	1.77	50,000,000	49,696,181
TOTAL COMMERCIAL PAPER			3,292,320,956
Federal Agencies - 6.4%

Fannie Mae - 3.6%
Agency Coupons - 0.7%
9/5/03	2.00	70,000,000	70,000,000
Discount Notes - 2.9%
12/4/02	1.92	50,000,000	49,912,917
12/13/02	2.21	65,000,000	64,836,200
1/29/03	1.58	150,000,000	149,417,792
9/19/03	1.79	25,000,000	24,606,444
			288,773,353
			358,773,353
Federal Home Loan Bank - 2.3%
Agency Coupons - 2.3%
9/3/03	1.99	40,000,000	40,000,000
9/5/03	2.00	40,000,000	40,000,000
9/5/03	2.03	15,000,000	14,997,612
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
9/26/03	2.11%	$ 30,000,000	$ 30,000,000
10/17/03	2.06	100,000,000	100,000,000
			224,997,612
Freddie Mac - 0.5%
Discount Notes - 0.5%
1/30/03	1.56	25,000,000	24,903,125
10/9/03	1.68	25,000,000	24,608,125
			49,511,250
TOTAL FEDERAL AGENCIES			633,282,215
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
12/5/02	1.92	100,000,000	99,820,556
Master Notes - 1.7%

Goldman Sachs Group, Inc.
11/1/02	1.99 (b)(c)	85,000,000	85,000,000
11/1/02	2.00 (b)(c)	80,000,000	80,000,000
TOTAL MASTER NOTES			165,000,000
Medium-Term Notes - 2.3%

Bank One NA, Chicago
11/18/02	1.92 (b)	25,000,000	25,003,008
GE Life & Annuity Assurance Co.
11/1/02	1.93 (b)(c)	40,000,000	40,000,000
General Electric Capital Corp.
11/11/02	1.83 (b)	70,000,000	70,000,000
11/18/02	1.85 (b)	65,000,000	65,000,000
Sheffield Receivables Corp.
11/20/02	1.80 (b)	30,000,000	30,000,000
TOTAL MEDIUM-TERM NOTES			230,003,008
Short-Term Notes - 2.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jackson National Life Insurance Co.
11/1/02	1.96% (b)(c)	$ 25,000,000	$ 25,000,000
Metropolitan Life Insurance Co.
1/2/03	1.98 (b)(c)	35,000,000	35,000,000
Monumental Life Insurance Co.
11/1/02	1.96 (b)(c)	18,000,000	18,000,000
11/1/02	1.99 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
1/2/03	1.94 (b)(c)	75,000,000	75,000,000
Pacific Life Insurance Co.
12/9/02	1.88 (b)(c)	15,000,000	15,000,000
SMM Trust 2001 M
12/13/02	1.82 (b)(c)	55,000,000	55,000,000
Transamerica Occidental Life Insurance Co.
11/1/02	1.99 (b)(c)	40,000,000	40,000,000
Travelers Insurance Co.
11/15/02	1.86 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			288,000,000
Municipal Securities - 0.7%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.82%, LOC Sallie Mae
2/1/03	1.82 (a)(b)	70,000,000	70,000,000
Repurchase Agreements - 10.8%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 10/31/02 due 11/1/02 At 1.92%)	$ 52,266,793	$ 52,264,000
With:
Abbey National Securities, Inc. At 1.96%, dated 10/31/02 due 11/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $255,287,870, 0% - 2.05%, 11/4/02 - 12/2/02)	250,013,611	250,000,000
Banc of America Securities LLC At 1.96%, dated 10/31/02 due 11/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $115,180,856, 0% - 7.38%, 11/1/02 - 5/15/07)	113,006,152	113,000,000
Goldman Sachs & Co. At:
1.87%, dated 10/21/02 due 11/7/02 (Collateralized by Corporate Obligations with principal amounts of $91,061,937, 0% - 10.42%, 3/22/07 - 10/20/32)	85,075,060	85,000,000
2.01%, dated 10/31/02 due 11/1/02 (Collateralized by Corporate Obligations with principal amounts of $187,999,246, 0% - 12.75%, 1/15/03 - 12/29/49)	100,005,569	100,000,000
Lehman Brothers Commercial Paper, Inc. At 1.98%, dated 10/31/02 due 11/1/02 (Collateralized by Commercial Paper Obligations with principal amounts of $255,409,000, 0%, 11/20/02 - 1/13/03)	250,013,750	250,000,000
Lehman Brothers, Inc. At 1.9%, dated 10/16/02 due 11/18/02 (Collateralized by Corporate Obligations with principal amounts of $311,200,000, 0% - 11%, 2/15/03 - 4/1/37)	230,400,583	230,000,000
TOTAL REPURCHASE AGREEMENTS		1,080,264,000
TOTAL INVESTMENT PORTFOLIO - 101.9%		10,138,576,388
NET OTHER ASSETS - (1.9)%		(188,373,788)
NET ASSETS - 100%		$ 9,950,202,600
Total Cost for Income Tax Purposes $ 10,138,576,388
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,694,750 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.93%, 11/1/02	3/28/02	$ 40,000,000
Goldman Sachs Group, Inc.: 1.99%, 11/1/02	8/26/02	$ 85,000,000
2%, 11/1/02	9/24/02	$ 80,000,000
Jackson National Life Insurance Co. 1.96%, 11/1/02	7/6/99	$ 25,000,000
Metropolitan Life Insurance Co. 1.98%, 1/2/03	3/26/02	$ 35,000,000
Monumental Life Insurance Co.: 1.96%, 11/1/02	7/31/98 - 9/17/98	$ 18,000,000
1.99%, 11/1/02	3/12/99	$ 20,000,000
New York Life Insurance Co. 1.94%, 1/2/03	2/28/02	$ 75,000,000
Pacific Life Insurance Co. 1.88%, 12/9/02	9/6/02	$ 15,000,000
SMM Trust 2001 M 1.82%, 12/13/02	12/11/01	$ 55,000,000
Transamerica Occidental Life Insurance Co. 1.99%, 11/1/02	4/28/00	$ 40,000,000
Travelers Insurance Co. 1.86%, 11/15/02	5/15/02	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $493,000,000 or 5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $21,723,250. The weighted average interest rate was 1.94%. Interest earned from the interfund lending program amounted to $9,358 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $65,000 all of which will expire on October 31, 2010.

A total of 1.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2002

Assets
Investment in securities, at value (including repurchase agreements of $1,080,264,000) - See accompanying schedule		$ 10,138,576,388
Cash		617
Receivable for fund shares sold		126,483,743
Interest receivable		19,319,800
Receivable from investment adviser for expense reductions		196,105
Other receivables		5,577
Total assets		10,284,582,230

Liabilities
Payable for investments purchased	$ 184,912,819
Payable for fund shares redeemed	141,998,050
Distributions payable	231,909
Accrued management fee	2,093,624
Distribution fees payable	3,095,768
Other payables and accrued expenses	2,047,460
Total liabilities		334,379,630

Net Assets		$ 9,950,202,600
Net Assets consist of:
Paid in capital		$ 9,950,267,578
Accumulated net realized gain (loss) on investments		(64,978)
Net Assets		$ 9,950,202,600
Daily Money Class: Net Asset Value, offering price and redemption price per share ($5,150,715,552 ÷ 5,150,867,022 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($4,799,487,048 ÷ 4,799,318,670 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

		Year ended October 31, 2002

Investment Income
Interest		$ 218,267,471
Expenses
Management fee	$ 26,157,450
Transfer agent fees	20,928,958
Distribution fees	38,981,753
Accounting fees and expenses	805,814
Non-interested trustees' compensation	37,316
Custodian fees and expenses	170,611
Registration fees	463,740
Audit	51,721
Legal	43,891
Miscellaneous	635,547
Total expenses before reductions	88,276,801
Expense reductions	(2,080,667)	86,196,134
Net investment income		132,071,337
Net Realized Gain (Loss) on investment securities		(64,978)
Net increase in net assets resulting from operations		$ 132,006,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 132,071,337	$ 414,312,513
Net realized gain (loss)	(64,978)	751,492
Net increase (decrease) in net assets resulting from operations	132,006,359	415,064,005
Distributions to shareholders from net investment income	(132,071,337)	(414,312,513)
Share transactions - net increase (decrease)	(840,565,541)	2,123,058,742
Total increase (decrease) in net assets	(840,630,519)	2,123,810,234

Net Assets
Beginning of period	10,790,833,119	8,667,022,885
End of period	$ 9,950,202,600	$ 10,790,833,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.043	.056	.046	.050
Distributions from net investment income	(.014)	(.043)	(.056)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.39%	4.42%	5.79%	4.65%	5.15%
Ratios to Average Net Assets B
Expenses before expense reductions	.72%	.74%	.76%	.77%	.76%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.70%	.70%	.69%	.65%	.65%
Net investment income	1.38%	4.28%	5.64%	4.57%	5.03%
Supplemental Data
Net assets, end of period (in millions)	$ 5,151	$ 5,455	$ 4,775	$ 4,336	$ 3,397

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.041	.054	.043	.048
Distributions from net investment income	(.011)	(.041)	(.054)	(.043)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.14%	4.16%	5.53%	4.39%	4.89%
Ratios to Average Net Assets B
Expenses before expense reductions	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.95%	.95%	.94%	.90%	.90%
Net investment income	1.14%	4.00%	5.41%	4.30%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,799	$ 5,335	$ 3,892	$ 2,924	$ 2,256

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investments October 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount	Value (Note 1)
Alabama - 1.6%
Alabama Fed. Hwy. Fin. Auth. Bonds Series A, 3.25% 3/1/03 (MBIA Insured)	$ 4,535,000	$ 4,550,115
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.95% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	10,000,000	10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.95%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	4,000,000	4,000,000
		19,450,115
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,700,000	4,700,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,190,000	3,190,000
Valdez Marine Term. Rev. Bonds:
(Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (a)	4,000,000	4,000,000
(Phillips Trans. Proj.) 3%, tender 5/1/03 (Phillips Petroleum Co. Guaranteed) (a)	3,100,000	3,100,000
		16,090,000
Arizona - 1.6%
Arizona Univ. Revs. Participating VRDN Series ROC II R174, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)(e)	1,295,000	1,295,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1003, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,035,000	4,035,000
1.5% 12/10/02, CP	5,000,000	5,000,000
		19,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - 8.6%
California Dept. Wtr. Resources Pwr. Supply Rev. Bonds:
Series B5, 1.8%, tender 1/16/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG (a)	$ 2,500,000	$ 2,500,000
Series C11, 1.8%, tender 2/13/03, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy. (a)	6,400,000	6,400,000
Series C13, 1.8%, tender 1/16/03 (FSA Insured) (a)	12,800,000	12,800,000
Series C14, 1.8%, tender 2/13/03, LOC WestLB AG (a)	4,400,000	4,400,000
Series C16, 1.8%, tender 1/16/03, LOC Bank of New York NA (a)	1,200,000	1,200,000
Series C4, 1.8%, tender 3/13/03, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys. (a)	5,100,000	5,100,000
Series C5, 1.8%, tender 1/16/03, LOC Dexia Cr. Local de France (a)	2,500,000	2,500,000
Series C9, 1.8%, tender 3/13/03, LOC Citibank NA, New York (a)	1,900,000	1,900,000
California Gen. Oblig.:
Variable Rate TRAN:
Series C, 1.716% 6/20/03 (a)	26,000,000	25,999,999
Series F, 1.716% 6/20/03 (a)(d)	16,100,000	16,100,000
RAN Series 2002 B, 3% 11/27/02	7,700,000	7,725,284
1.85% 1/21/03, CP	4,400,000	4,400,000
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (a)	2,500,000	2,500,000
Series 2002 B, 2.25%, tender 2/1/03 (a)	7,000,000	7,000,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.05%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
		103,625,283
Colorado - 1.2%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC Bank One, Colorado NA, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.95% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.94% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Jefferson County School District #R1 Bonds 4.3% 12/15/02 (MBIA Insured)	2,745,000	2,753,511
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	1,300,000	1,300,000
		13,853,511
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2.25%, VRDN (a)	$ 1,900,000	$ 1,900,000
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,250,000	8,250,000
Series Putters 152, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.93% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
		16,370,000
Florida - 6.7%
Collier County School District RAN 2.5% 11/20/02	5,785,000	5,786,472
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.95%, VRDN (a)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 0905, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II 136, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,765,000	6,765,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series MSTC 01 160, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000,000	4,000,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.4% 12/20/02, LOC Wachovia Bank NA, CP	2,230,000	2,230,000
Jacksonville Elec. Auth. Rev. Series C1, 1.4% 12/12/02, CP	1,700,000	1,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,695,000	1,695,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1995 A, 2.05%, VRDN (a)	2,400,000	2,400,000
Series 1997 B, 2.05%, VRDN (a)	9,800,000	9,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Gen. Oblig. Series B, 1.8% 11/13/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 3,016,000	$ 3,016,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
		79,887,472
Georgia - 2.6%
Atlanta Arpt. Facilities Rev. Bonds 6% 1/1/03 (AMBAC Insured)	1,000,000	1,006,482
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (a)	1,000,000	1,000,000
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 2.05%, VRDN (a)	11,200,000	11,200,000
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.85%, VRDN (a)	1,000,000	1,000,000
Fulton County Hsg. Auth. Rev. 2.2%, VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 1.5% tender 11/12/02, LOC JPMorgan Chase Bank, CP mode	1,300,000	1,300,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MS 00 227, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	5,585,000	5,585,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 2.05%, VRDN (a)	1,000,000	1,000,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.15%, VRDN (a)	2,200,000	2,200,000
		31,491,482
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (a)	3,100,000	3,102,195
		5,497,195
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.95%, VRDN (a)	1,500,000	1,500,000
Illinois - 8.8%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 2.05% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Gen. Oblig.:
Bonds:
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (a)	$ 12,000,000	$ 12,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (b)	1,020,000	1,046,417
Participating VRDN Series EGL 01 1303, 2% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.95%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.95%, LOC Northern Trust Co., Chicago, VRDN (a)	2,500,000	2,500,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,200,000	1,200,000
Series PA 591, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.95%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,955,000	2,955,000
Illinois Gen. Oblig.:
Bonds 5% 4/1/03	2,500,000	2,531,831
Participating VRDN:
Series MS 98 143, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series ROC 00 10, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)(e)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.95% (MBIA Insured), VRDN (a)	18,995,000	18,995,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 2% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 01 A86, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,800,000	$ 3,800,000
Series Merlots 01 A93, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,690,000	3,690,000
Series Merlots 02 A24, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000,000	5,000,000
Series SGB 10, 1.94% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.94% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.2%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.03%, LOC Bank One, Illinois NA, VRDN (a)	3,380,000	3,380,000
		105,013,248
Indiana - 2.4%
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.55%, VRDN (a)	1,700,000	1,700,000
Indiana Edl. Facilities Auth. Rev. BAN (Wabash College Proj.) 2.36% 3/20/03	5,000,000	5,007,656
Indianapolis Gas Util. Sys. Rev. 1.4% 12/9/02, CP	1,000,000	1,000,000
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2%, LOC Bank One, Indiana NA, VRDN (a)	7,200,000	7,200,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.65% tender 12/2/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,800,000	2,800,000
Series 1985 L5, 1.5% tender 12/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		28,907,656
Iowa - 0.7%
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	8,385,000	8,397,217
Kansas - 1.1%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B1, 1.99% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 2% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	$ 5,390,000	$ 5,390,000
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.92% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
		12,590,000
Kentucky - 2.9%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.45% tender 11/8/02, LOC PNC Bank NA, Pittsburgh, CP mode	1,255,000	1,255,000
1.45% tender 12/9/02, LOC PNC Bank NA, Pittsburgh, CP mode	1,055,000	1,055,000
1.55% tender 12/10/02, LOC PNC Bank NA, Pittsburgh, CP mode	4,910,000	4,910,000
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 1.95%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)	5,565,000	5,565,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.9% tender 1/17/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev.:
Variable Rate TRAN Series 2002 B, 2% 6/26/03 (a)(d)	2,600,000	2,600,000
TRAN Series A, 2.75% 6/26/03 (d)	7,600,000	7,652,972
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.05% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,450,000	1,450,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.75% tender 1/21/03, CP mode	5,500,000	5,500,000
		34,487,972
Louisiana - 1.3%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 1.95%, VRDN (a)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN:
Series MS 00 259, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,900,000	1,900,000
Series ROC II R128, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,780,000	3,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.95% (MBIA Insured), VRDN (a)	$ 4,975,000	$ 4,975,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.85% tender 11/4/02, CP mode	550,000	550,000
		15,655,000
Maine - 0.5%
Maine Gen. Oblig. TAN 2.25% 6/30/03	2,900,000	2,914,191
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
		5,914,191
Maryland - 0.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 11/1/02, CP mode	1,200,000	1,200,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.65% tender 11/21/02, CP mode	940,000	940,000
		2,140,000
Massachusetts - 0.8%
Lexington Gen. Oblig. BAN 2.25% 2/14/03	3,500,000	3,505,718
Massachusetts Gen. Oblig. Series D, 1.55% 11/7/02, CP	1,705,000	1,705,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series SGA 65, 2.05% (Liquidity Facility Societe Generale) (a)(c)	4,500,000	4,500,000
		9,710,718
Michigan - 3.3%
Detroit City School District Participating VRDN Series Floaters 01 710, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	3,470,000	3,470,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A103, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	4,680,000	4,709,699
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1987, 1.85% tender 11/4/02, CP mode	1,720,000	1,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev.: - continued
(Gen. Motors Corp. Proj.):
Series 1988 A, 2.55%, VRDN (a)	$ 2,900,000	$ 2,900,000
2.6%, VRDN (a)	1,700,000	1,700,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.5%, VRDN (a)	6,625,000	6,625,000
		39,559,699
Minnesota - 3.0%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
Minneapolis Gen. Oblig. Participating VRDN Series PT 1464, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,790,000	6,790,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)(e)	10,000,000	10,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.9%, LOC Fannie Mae, VRDN (a)	1,700,000	1,700,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	7,080,000	7,080,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series Floaters 01 711, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
		35,525,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Missouri - 1.1%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.85%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 2.05% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Participating VRDN Series PA 702, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(e)	$ 5,010,000	$ 5,010,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
		13,135,000
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A, 1.95% 11/1/02, CP	3,100,000	3,100,000
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
Series MSTC 00 108, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,495,000	2,495,000
		7,595,000
Nevada - 0.5%
Clark County School District Participating VRDN Series MS 00 311, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,550,000	1,550,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.94% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 2.05% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		5,550,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 2.15% tender 11/5/02, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.95%, LOC Fleet Nat'l. Bank, VRDN (a)	7,100,000	7,100,000
		10,600,000
New Jersey - 1.0%
New Jersey Gen. Oblig.:
Bonds Series FRRI 02 L27J, 1.5%, tender 11/6/02 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(e)	3,800,000	3,800,000
TRAN 3% 6/12/03	8,385,000	8,461,155
		12,261,155
New Mexico - 0.1%
New Mexico Gen. Oblig. TRAN 3% 6/30/03	1,600,000	1,612,900
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.5% 12/9/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	$ 2,700,000	$ 2,700,000
New York City Transitional Fin. Auth. Rev. BAN Series 3, 2.75% 11/13/02	4,500,000	4,501,160
		7,201,160
Non State Specific - 0.2%
Stephens Equity Trust I Participating VRDN Series 1996, 2.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	2,782,035	2,782,035
North Carolina - 3.0%
North Carolina Gen. Oblig. Participating VRDN:
Series MSDW 00 249, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,000,000	1,000,000
Series MSTC 01 125, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	22,445,000	22,445,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Philip Morris Cos. Proj.) 2.05%, VRDN (a)	7,200,000	7,200,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 1.99%, VRDN (a)	5,500,000	5,500,000
		36,145,000
Ohio - 3.5%
Aurora Gen. Oblig. BAN 2.2% 12/19/02	1,200,000	1,200,309
Butler County School District BAN Series C, 2.25% 11/15/02	10,000,000	10,002,457
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.95%, LOC Nat'l. City Bank, VRDN (a)	8,365,000	8,365,000
Fairfield County Gen. Oblig. BAN 2.5% 5/21/03	2,165,000	2,171,073
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.95%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,865,000	6,865,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.93%, LOC Bank One NA, VRDN (a)	3,100,000	3,100,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	950,000	950,000
Series 1997, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,700,000	4,700,000
Perrysburg Gen. Oblig. BAN 2.25% 8/14/03	1,190,000	1,196,882
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Solon Gen. Oblig. BAN 2.5% 12/18/02	$ 1,500,000	$ 1,500,946
Univ. of Cincinnati Gen. Receipts BAN Series BB, 2.25% 12/19/02	2,300,000	2,301,186
		42,352,853
Oklahoma - 0.8%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,800,000	3,800,000
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds 4% 1/1/03 (AMBAC Insured)	5,500,000	5,519,158
		9,319,158
Oregon - 0.5%
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,945,000	5,945,000
Pennsylvania - 3.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
Montgomery County Indl. Dev. Auth. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 1.45% tender 12/10/02, LOC Bank One NA, CP mode	1,800,000	1,800,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MSTC 00 110, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,020,000	1,020,000
Series ROC 00 3, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)	1,200,000	1,200,000
(Rosemont College Proj.) Series 1997 B4, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)	2,200,000	2,200,000
(King's College Proj.) Series 2001 H6, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
(Mercyhurst College Proj.) Series 12, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,500,000	1,500,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,735,000	1,735,000
Philadelphia Gas Works Rev. Series 2002 D, 1.8% 12/10/02, LOC JPMorgan Chase Bank, CP	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,650,000	$ 6,650,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.95% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		37,867,500
South Carolina - 2.8%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	3,900,000	3,914,037
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MS 00 212, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	7,495,000	7,495,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2%, VRDN (a)	4,000,000	4,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin College Proj.) Series 1997, 2.05%, LOC Bank of America NA, VRDN (a)	4,415,000	4,415,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.9%, LOC Bank of America NA, VRDN (a)	6,750,000	6,750,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.05% (Liquidity Facility Societe Generale) (a)(c)	4,865,000	4,865,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
1.45% tender 11/14/02, CP mode	1,000,000	1,000,000
1.6% tender 11/14/02, CP mode	1,200,000	1,200,000
		33,639,037
Tennessee - 1.7%
Dickson County Gen. Oblig. Participating VRDN Series PT 1491, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,030,000	7,030,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 1.94% (Liquidity Facility Societe Generale) (a)(c)	1,200,000	1,200,000
1.4% 12/9/02 (Liquidity Facility WestLB AG), CP	1,600,000	1,600,000
1.7% 11/5/02 (Liquidity Facility WestLB AG), CP	2,750,000	2,750,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 2%, tender 1/3/03 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig. Series 2000 X:
1.4% 12/11/02, CP	2,000,000	2,000,000
1.45% 11/8/02, CP	1,600,000	1,600,000
		20,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - 18.5%
Austin Util. Sys. Rev. Series A:
1.45% 12/6/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500,000	$ 1,500,000
1.45% 12/10/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500,000	1,500,000
1.55% 12/10/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,210,000	6,210,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.4% 12/4/02, CP	1,500,000	1,500,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
El Paso Wtr. & Swr. Rev. Series A, 1.7% 12/11/02 (Liquidity Facility JPMorgan Chase Bank), CP	5,000,000	5,000,000
Georgetown Independent School District Variable Rate TRAN 1.476% 8/31/03 (a)	8,000,000	8,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.92% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	6,900,000	6,900,000
Series MSTC 01 126 Class A, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Houston Gen. Oblig. Variable Rate TRAN 1.4702% 3/28/03 (a)	1,950,000	1,950,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 00 A32, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,190,000	3,190,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.9% (FSA Insured), VRDN (a)	4,960,000	4,960,000
Irving Wtrwks. & Swr. Rev. Series 2001 A, 1.45% 12/6/02, CP	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 1.92% (Liquidity Facility Societe Generale) (a)(c)	$ 1,290,000	$ 1,290,000
Pearland Independent School District Participating VRDN Series SG 106, 1.92% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.92% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)	5,500,000	5,501,342
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds:
Series MS 00 469, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
6.375% 2/1/03	3,000,000	3,034,894
Participating VRDN:
Series SG 104, 1.92% (Liquidity Facility Societe Generale) (a)(c)	12,825,000	12,825,000
Series SG 105, 1.92% (Liquidity Facility Societe Generale) (a)(c)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Series MSTC 01 132, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,600,000	1,600,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Acedemy Proj.) 1.9%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Texas Gen. Oblig.:
Participating VRDN Series FRRI 02 L23J, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	11,500,000	11,500,000
TRAN 2.75% 8/29/03	22,600,000	22,828,823
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Pub. Fin. Auth. Series 2002 B, 1.5% 12/10/02 (Liquidity Facility Texas Gen. Oblig.), CP	$ 4,000,000	$ 4,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 2.05% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
		221,135,059
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.93%, LOC Bank One, Arizona NA, VRDN (a)	3,930,000	3,930,000
		9,465,000
Virginia - 3.4%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.4% tender 11/1/02, CP mode	2,100,000	2,100,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.95% (FSA Insured), VRDN (a)	6,325,000	6,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.55% tender 11/14/02, CP mode	4,000,000	4,000,000
1.55% tender 11/21/02, CP mode	4,000,000	4,000,000
1.6% tender 11/13/02, CP mode	1,000,000	1,000,000
Richmond Gen. Oblig. RAN 2.5% 6/24/03 (d)	10,000,000	10,052,700
York County Indl. Dev. Auth. Indl. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 2.11%, VRDN (a)	2,500,000	2,500,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	9,100,000	9,100,000
1.45% tender 11/1/02, CP mode	1,900,000	1,900,000
		40,977,700
Washington - 5.3%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,795,000	9,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN Series ROC II R152, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 2,230,000	$ 2,230,000
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Series PT 1484, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Port of Seattle Rev. Series 1999 A, 2.55%, LOC Commerzbank AG, VRDN (a)	16,040,000	16,040,000
Seattle Muni. Lt. & Pwr. Rev. RAN 4.5% 3/28/03	2,000,000	2,020,479
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.92% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.92% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.94% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.94% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds:
Series A, 5.8% 7/1/03 (AMBAC Insured) (Escrowed to Maturity) (b)	6,350,000	6,527,852
Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	3,000,000	3,076,615
		63,939,946
Wisconsin - 0.7%
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	8,100,000	8,135,439
Wyoming - 0.3%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.15%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 700,000	$ 700,000
Wyoming Ed. Fund TRAN 2.5% 6/27/03	1,600,000	1,607,601
		4,107,601
TOTAL INVESTMENT PORTFOLIO - 100.4%		1,202,237,302
NET OTHER ASSETS - (0.4)%		(4,233,251)
NET ASSETS - 100%		$ 1,198,004,051
Total Cost for Income Tax Purposes $ 1,202,237,302
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona Univ. Revs. Participating VRDN Series ROC II R174, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	4/4/02	$ 1,295,000
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Participating VRDN Series PA 702, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/02	$ 5,010,000
New Jersey Gen. Oblig. Bonds Series FRRI 02 L27J, 1.5%, tender 11/6/02 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	9/25/02	$ 3,800,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,205,000 or 2% of net assets.

Income Tax Information

During the fiscal year ended October 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2002

Assets
Investment in securities, at value - See accompanying schedule		$ 1,202,237,302
Cash		611,539
Receivable for investments sold Regular delivery		7,474
Delayed delivery		27,927,429
Receivable for fund shares sold		12,629,780
Interest receivable		5,203,202
Receivable from investment adviser for expense reductions		33,872
Total assets		1,248,650,598

Liabilities
Payable for investments purchased Regular delivery	$ 2,241,722
Delayed delivery	36,405,672
Payable for fund shares redeemed	11,128,863
Distributions payable	124,410
Accrued management fee	254,336
Distribution fees payable	279,741
Other payables and accrued expenses	211,803
Total liabilities		50,646,547

Net Assets		$ 1,198,004,051
Net Assets consist of:
Paid in capital		$ 1,197,846,413
Accumulated net realized gain (loss) on investments		157,638
Net Assets		$ 1,198,004,051
Daily Money Class: Net Asset Value, offering price and redemption price per share ($576,330,407 ÷ 576,309,579 shares)		$ 1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($367,378,342 ÷ 367,309,808 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($254,295,302 ÷ 254,226,476 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

		Year ended October 31, 2002

Investment Income
Interest		$ 17,814,608
Expenses
Management fee	$ 2,734,560
Transfer agent fees	2,188,486
Distribution fees	3,254,929
Accounting fees and expenses	149,516
Non-interested trustees' compensation	3,716
Custodian fees and expenses	21,172
Registration fees	121,147
Audit	24,600
Legal	4,242
Miscellaneous	25,375
Total expenses before reductions	8,527,743
Expense reductions	(804,542)	7,723,201
Net investment income		10,091,407
Net Realized Gain (Loss) on investment securities		276,216
Net increase in net assets resulting from operations		$ 10,367,623

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,091,407	$ 20,423,111
Net realized gain (loss)	276,216	34,366
Net increase (decrease) in net assets resulting from operations	10,367,623	20,457,477
Distributions to shareholders from net investment income	(10,091,407)	(20,423,111)
Share transactions - net increase (decrease)	246,501,791	263,433,948
Total increase (decrease) in net assets	246,778,007	263,468,314

Net Assets
Beginning of period	951,226,044	687,757,730
End of period	$ 1,198,004,051	$ 951,226,044

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.026	.034	.026	.030
Distributions from net investment income	(.010)	(.026)	(.034)	(.026)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.98%	2.66%	3.47%	2.65%	3.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.73%	.77%	.77%	.79%	.79%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.66%	.67%	.69%	.65%	.65%
Net investment income	.98%	2.59%	3.41%	2.61%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 575	$ 467	$ 503	$ 519

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.024	.032	.024	.027
Distributions from net investment income	(.007)	(.024)	(.032)	(.024)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.72%	2.40%	3.21%	2.40%	2.78%
Ratios to Average Net Assets B
Expenses before expense reductions	.98%	1.02%	1.02%	1.04%	1.04%
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.91%	.92%	.94%	.90%	.90%
Net investment income	.72%	2.33%	3.16%	2.37%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 367	$ 298	$ 221	$ 170	$ 186

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.008
Distributions from net investment income	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.53% A
Expenses net of voluntary waivers, if any	.45%	.45% A
Expenses net of all reductions	.41%	.42% A
Net investment income	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 29, 2002, due November 27, 2002	1.68%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$500,676,667
Aggregate market value of transferred assets	$510,078,198
Coupon rates of transferred assets	0.0%
Maturity dates of transferred assets	11/14/02 to 4/17/03
Dated October 31, 2002, due November 1, 2002	1.88%
Number of dealers or banks	4
Maximum amount with one dealer or bank	33.2%
Aggregate principal amount of agreements	$872,715,000
Aggregate maturity amount of agreements	$872,760,655
Aggregate market value of transferred assets	$890,210,136
Coupon rates of transferred assets	0% to 12.75%
Maturity dates of transferred assets	11/29/02 to 11/15/21
Dated October 31, 2002, due November 1, 2002	1.89%
Number of dealers or banks	8
Maximum amount with one dealer or bank	38.2%
Aggregate principal amount of agreements	$5,626,000,000
Aggregate maturity amount of agreements	$5,626,295,305
Aggregate market value of transferred assets	$5,755,389,848
Coupon rates of transferred assets	0% to 10.75%
Maturity dates of transferred assets	11/30/02 to 8/15/23

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury	.25%	|
Prime	.25%
Tax-Exempt	.25%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury
Daily Money	.00%	.25%	$ 3,450,466	$ 52,592
Capital Reserves	.25%	.25%	5,153,538	-
Advisor B	.75%	.25%	2,378,379	1,783,784
Advisor C	.75%	.25%	1,269,690	301,359
			$ 12,252,073	$ 2,137,735
Prime
Daily Money	.00%	.25%	$ 13,333,147	$ 179,669
Capital Reserves	.25%	.25%	25,648,606	-
			$ 38,981,753	$ 179,669
Tax-Exempt
Daily Money	.00%	.25%	$ 1,452,669	$ 50,306
Capital Reserves	.25%	.25%	1,802,260	-
			$ 3,254,929	$ 50,306

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to and retained by FDC	|
Treasury
Daily Money Class*	$ 686
Advisor B Class	2,332,009
Advisor C Class	163,733
Prime
Daily Money Class*	31,063

*When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Treasury - Daily Money Class	$ 2,803,390.20
Treasury - Capital Reserves Class	2,095,043.20
Treasury - Advisor B Class	484,978.20
Treasury - Advisor C Class	258,878.20
	$ 5,642,289
Prime - Daily Money Class	$ 10,677,482.20
Prime - Capital Reserves Class	10,251,476.20
	$ 20,928,958
Tax-Exempt - Daily Money Class	$ 1,154,215.20
Tax-Exempt - Capital Reserves Class	715,540.20
Tax-Exempt - Fidelity Tax-Free Money Market Fund	318,731.21
	$ 2,188,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury
Daily Money Class	.70%	$ 380,964
Capital Reserves Class	.95%	313,844
Advisor B Class	1.45%	54,460
Advisor C Class	1.45%	26,280
Prime
Daily Money Class	.70%	$ 1,078,334
Capital Reserves Class	.95%	1,002,333
Tax-Exempt
Daily Money Class	.70%	$ 191,440
Capital Reserves Class	.95%	110,120
Fidelity Tax-Free Money Market Fund	.45%	52,082

Annual Report

5. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury	$ 155	$ -	$ -
Tax-Exempt	21,172		147,297
Daily Money Class		147,219
Capital Reserves Class		95,260
Fidelity Tax-Free Money Market Fund		39,952

6. Other Information.

At the end of the period, certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury	1	14%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Year ended October 31, 2002	Year ended October 31, 2001
Treasury - Daily Money Class	$ 17,591,950	$ 55,199,355
Treasury - Capital Reserves Class	10,712,494	43,734,785
Treasury - Advisor B Class	1,236,868	5,189,508
Treasury - Advisor C Class	631,055	2,881,163
Total	$ 30,172,367	$ 107,004,811
Prime - Daily Money Class	$ 73,702,881	$ 222,635,792
Prime - Capital Reserves Class	58,368,456	191,676,721
Total	$ 132,071,337	$ 414,312,513
Tax-Exempt - Daily Money Class	$ 5,709,607	$ 13,909,010
Tax-Exempt - Capital Reserves Class	2,586,863	6,130,225
Tax-Exempt - Fidelity Tax-Free Money Market Fund	1,794,937	383,876
Total	$ 10,091,407	$ 20,423,111

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended October 31, 2002	Year ended October 31, 2001
Treasury - Daily Money Class Shares sold	4,067,687,445	5,460,071,170
Reinvestment of distributions	16,224,550	49,864,840
Shares redeemed	(4,162,463,643)	(5,308,228,649)
Net increase (decrease)	(78,551,648)	201,707,361
Treasury - Capital Reserves Class Shares sold	3,790,334,594	4,997,503,822
Reinvestment of distributions	4,719,712	13,175,918
Shares redeemed	(4,007,774,984)	(5,027,323,164)
Net increase (decrease)	(212,720,678)	(16,643,424)
Treasury - Advisor B Class Shares sold	313,925,026	341,001,818
Reinvestment of distributions	1,107,943	4,646,353
Shares redeemed	(252,870,525)	(224,417,561)
Net increase (decrease)	62,162,444	121,230,610
Treasury - Advisor C Class Shares sold	287,998,227	264,743,178
Reinvestment of distributions	580,141	2,584,892
Shares redeemed	(247,343,410)	(229,289,766)
Net increase (decrease)	41,234,958	38,038,304
Prime - Daily Money Class Shares sold	16,460,724,514	19,083,775,325
Reinvestment of distributions	70,895,648	211,368,516
Shares redeemed	(16,836,122,699)	(18,614,669,572)
Net increase (decrease)	(304,502,537)	680,474,269
Prime - Capital Reserves Class Shares sold	22,027,500,000	29,516,399,803
Reinvestment of distributions	54,247,585	173,707,515
Shares redeemed	(22,617,810,589)	(28,247,522,845)
Net increase (decrease)	(536,063,004)	1,442,584,473
Tax-Exempt - Daily Money Class Shares sold	1,765,921,468	1,851,079,228
Reinvestment of distributions	5,279,156	12,773,139
Shares redeemed	(1,770,186,674)	(1,755,283,884)
Net increase (decrease)	1,013,950	108,568,483

Annual Report

8. Share Transactions - continued

	Year ended October 31, 2002	Year ended October 31, 2001
Tax-Exempt - Capital Reserves Class Shares sold	1,331,555,505	1,016,295,289
Reinvestment of distributions	2,221,584	5,956,487
Shares redeemed	(1,264,163,734)	(945,738,301)
Net increase (decrease)	69,613,355	76,513,475
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	755,607,488	126,024,408
Reinvestment of distributions	1,772,305	382,565
Shares redeemed	(581,505,307)	(48,054,983)
Net increase (decrease)	175,874,486	78,351,990

Annual Report

Report of Independent Accountants

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 2002 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 267 funds advised by FMR or an affiliate. Mr. McCoy oversees 269 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity ® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2001

Vice President of Prime Fund. Mr. Litterst also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

James Kim Miller (38)

Year of Election or Appointment: 2002

Vice President of Tax-Exempt Fund. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp (1995-2002).

Mark Osterheld (47)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DMFI-ANN-1202 158296
1.538749.105

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the class has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of class
Fidelity® Tax-Free Money Market Fund	1.21%	2.01%
All Tax-Free Money Market Funds Average	1.01%	n/a*

Cumulative total returns show the class' performance in percentage terms over a set period - in this case, one year or since the class started on June 19, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of class
Fidelity Tax-Free Money Market Fund	1.21%	1.47%
All Tax-Free Money Market Funds Average	1.01%	n/a*

Average annual total returns take the class' cumulative return and show you what would have happened if the class had performed at a constant rate each year.

* Not available

Annual Report

Performance - continued

Yields

	10/28/02	7/29/02	4/29/02	1/28/02	10/29/01
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund	1.35%	1.21%	1.36%	1.14%	1.78%
If Fidelity had not reimbursed certain fund expenses	1.34%	-	1.31%	1.09%	1.70%
All Tax-Free Money Market Funds Average	1.20%	1.09%	1.18%	0.93%	1.54%
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund Tax-Equivalent	2.08%	1.86%	2.09%	1.75%	2.74%
If Fidelity had not reimbursed certain fund expenses	2.06%	-	2.02%	1.68%	2.62%

Yield refers to the income paid by the class over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the class' current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the class' tax-equivalent yield, which assumes you're in the 35% federal tax bracket.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

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A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

An interview with Kim Miller, Portfolio Manager of Fidelity Tax-Free Money Market Fund

Q. Kim, what was the investment environment like during the 12 months that ended October 31, 2002?

A. The general economic backdrop was characterized by uneven economic growth. Data in the first half of 2002 gave some hope that the U.S. economy was on the rebound. The Federal Reserve Board had cut short-term interest rates 11 times in 2001, with its last two cuts coming at the very beginning of the period, in November and December 2001. Growth in gross domestic product (GDP) was very strong in the first quarter of 2002, leading many market participants to believe that the Fed would start raising rates in order to keep growth at non-inflationary levels. However, statistics during the period indicated that economic growth was more stagnant than expected. By the time the period ended, market observers expected that the Fed would once again cut short-term interest rates in order to prop up the economy.

Q. What was the backdrop like for municipal securities?

A. Technical issues of supply and demand dominated the environment for municipal money market securities. Weak economic growth and falling stock prices translated into budget shortfalls for many states and municipalities: Rising unemployment led to reduced income tax collections and declining stock prices resulted in lower capital gains revenues. These factors led many states and municipalities to come to market with greater issuance to sustain their operations, especially since most legislatures and local governments were unwilling to cut programs in proportion with revenue shortfalls. Overall, after several years of budget surpluses, it was estimated that states and municipalities faced budget deficits in the neighborhood of $49 billion. In the end, issuance of municipal securities nationwide was up 42%. Among the larger deals that came to market were those offered by California, New York State and New York City, where budgetary difficulties were more pronounced. California itself was expected to issue $25 billion in new securities, in part to reimburse its general fund for electrical power purchases the state had to make during the power crisis of 2001. The surplus of supply pushed municipal money market yields to historically high levels relative to short-term taxable rates, despite the fact that a weak equity market helped keep demand strong.(Portfolio Manager photograph)

Q. What was your strategy during the period?

A. As the period began, the future course of interest rates was uncertain. As a result, I let the fund's average maturity decline, but kept it longer relative to its competitors to take advantage of opportunities among longer-term money market securities. When the economy rebounded in the first quarter of 2002, money market yields reflected more aggressive Fed rate hikes than I expected. Therefore, I kept the fund's average maturity longer than its peers during most of the rest of the period, which helped performance. I emphasized general obligation securities (GOs) issued by states, believing that state governments would be able to handle budget shortfalls better than local municipalities. GOs offered greater flexibility for the state governments to use varied revenue streams to meet their debt service payments.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. Fidelity Tax-Free Money Market Fund's seven-day yield on October 31, 2002, was 1.37%, compared to 1.79% 12 months ago. The latest yield was the equivalent of a 2.11% taxable yield for investors in the 35% federal tax bracket. For the 12 months that ended October 31, 2002, Fidelity Tax-Free Money Market Fund's total return was 1.21%, compared to 1.01% for the all tax-free money market funds average tracked by iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I believe that overall interest rates in the market should remain steady for the next six months. At the same time, I intend to position the fund conservatively, because rates could rise quickly if the economy improves. I expect that the fiscal problems encountered by state and local governments in 2002 will not quickly abate in 2003. As a result, I intend to pay even more attention than usual to potentially changing credit conditions. While I expect the economy to recover, I don't expect a turnaround dramatic enough to bolster state and municipal fund balances to the extent necessary to result in a significant drop-off in municipal money market issuance.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal

Fund number: 275

Trading symbol: FMOXX

Start date: June 19, 2001

Size: as of October 31, 2002, more than $1.1 billion

Manager: Kim Miller, since inception; manager, several Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

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Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/02	% of fund's investments 4/30/02	% of fund's investments 10/31/01
0 - 30	73.6	65.9	70.4
31 - 90	11.0	11.5	15.1
91 - 180	6.0	11.5	3.9
181 - 397	9.4	11.1	10.6
Weighted Average Maturity
	10/31/02	4/30/02	10/31/01
Tax-Exempt Fund	43 Days	53 Days	46 Days
All Tax-Free Money Market Funds Average *	44 Days	34 Days	43 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
Variable Rate Demand Notes (VRDNs) 62.9%	Variable Rate Demand Notes (VRDNs) 58.7%
Commercial Paper (including CP Mode) 9.8%	Commercial Paper (including CP Mode) 8.5%
Tender Notes and Bonds 10.2%	Tender Notes and Bonds 9.4%
Municipal Notes 15.0%	Municipal Notes 18.5%
Municipal Bonds 2.5%	Municipal Bonds 4.5%
Net Other Assets** (0.4)%	Net Other Assets 0.4%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount	Value (Note 1)
Alabama - 1.6%
Alabama Fed. Hwy. Fin. Auth. Bonds Series A, 3.25% 3/1/03 (MBIA Insured)	$ 4,535,000	$ 4,550,115
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.95% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	10,000,000	10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 2%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.95%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	4,000,000	4,000,000
		19,450,115
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,700,000	4,700,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,190,000	3,190,000
Valdez Marine Term. Rev. Bonds:
(Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (a)	4,000,000	4,000,000
(Phillips Trans. Proj.) 3%, tender 5/1/03 (Phillips Petroleum Co. Guaranteed) (a)	3,100,000	3,100,000
		16,090,000
Arizona - 1.6%
Arizona Univ. Revs. Participating VRDN Series ROC II R174, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)(e)	1,295,000	1,295,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1003, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,035,000	4,035,000
1.5% 12/10/02, CP	5,000,000	5,000,000
		19,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - 8.6%
California Dept. Wtr. Resources Pwr. Supply Rev. Bonds:
Series B5, 1.8%, tender 1/16/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG (a)	$ 2,500,000	$ 2,500,000
Series C11, 1.8%, tender 2/13/03, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy. (a)	6,400,000	6,400,000
Series C13, 1.8%, tender 1/16/03 (FSA Insured) (a)	12,800,000	12,800,000
Series C14, 1.8%, tender 2/13/03, LOC WestLB AG (a)	4,400,000	4,400,000
Series C16, 1.8%, tender 1/16/03, LOC Bank of New York NA (a)	1,200,000	1,200,000
Series C4, 1.8%, tender 3/13/03, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys. (a)	5,100,000	5,100,000
Series C5, 1.8%, tender 1/16/03, LOC Dexia Cr. Local de France (a)	2,500,000	2,500,000
Series C9, 1.8%, tender 3/13/03, LOC Citibank NA, New York (a)	1,900,000	1,900,000
California Gen. Oblig.:
Variable Rate TRAN:
Series C, 1.716% 6/20/03 (a)	26,000,000	25,999,999
Series F, 1.716% 6/20/03 (a)(d)	16,100,000	16,100,000
RAN Series 2002 B, 3% 11/27/02	7,700,000	7,725,284
1.85% 1/21/03, CP	4,400,000	4,400,000
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2%, tender 1/2/03 (a)	2,500,000	2,500,000
Series 2002 B, 2.25%, tender 2/1/03 (a)	7,000,000	7,000,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.05%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
		103,625,283
Colorado - 1.2%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2%, LOC Bank One, Colorado NA, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.95% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.94% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Jefferson County School District #R1 Bonds 4.3% 12/15/02 (MBIA Insured)	2,745,000	2,753,511
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	1,300,000	1,300,000
		13,853,511
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2.25%, VRDN (a)	$ 1,900,000	$ 1,900,000
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,250,000	8,250,000
Series Putters 152, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.93% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
		16,370,000
Florida - 6.7%
Collier County School District RAN 2.5% 11/20/02	5,785,000	5,786,472
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.95%, VRDN (a)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	13,000,000	13,000,000
Series EGL 01 0905, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II 136, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,765,000	6,765,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series MSTC 01 160, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,000,000	4,000,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.4% 12/20/02, LOC Wachovia Bank NA, CP	2,230,000	2,230,000
Jacksonville Elec. Auth. Rev. Series C1, 1.4% 12/12/02, CP	1,700,000	1,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,695,000	1,695,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1995 A, 2.05%, VRDN (a)	2,400,000	2,400,000
Series 1997 B, 2.05%, VRDN (a)	9,800,000	9,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Gen. Oblig. Series B, 1.8% 11/13/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 3,016,000	$ 3,016,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
		79,887,472
Georgia - 2.6%
Atlanta Arpt. Facilities Rev. Bonds 6% 1/1/03 (AMBAC Insured)	1,000,000	1,006,482
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (a)	1,000,000	1,000,000
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 2.05%, VRDN (a)	11,200,000	11,200,000
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.85%, VRDN (a)	1,000,000	1,000,000
Fulton County Hsg. Auth. Rev. 2.2%, VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 1.5% tender 11/12/02, LOC JPMorgan Chase Bank, CP mode	1,300,000	1,300,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MS 00 227, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	5,585,000	5,585,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 2.05%, VRDN (a)	1,000,000	1,000,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.15%, VRDN (a)	2,200,000	2,200,000
		31,491,482
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (a)	3,100,000	3,102,195
		5,497,195
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.95%, VRDN (a)	1,500,000	1,500,000
Illinois - 8.8%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 2.05% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Gen. Oblig.:
Bonds:
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (a)	$ 12,000,000	$ 12,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (b)	1,020,000	1,046,417
Participating VRDN Series EGL 01 1303, 2% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.95%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.95%, LOC Northern Trust Co., Chicago, VRDN (a)	2,500,000	2,500,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,200,000	1,200,000
Series PA 591, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.95%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,955,000	2,955,000
Illinois Gen. Oblig.:
Bonds 5% 4/1/03	2,500,000	2,531,831
Participating VRDN:
Series MS 98 143, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series ROC 00 10, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)(e)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.95% (MBIA Insured), VRDN (a)	18,995,000	18,995,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 2% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 01 A86, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,800,000	$ 3,800,000
Series Merlots 01 A93, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,690,000	3,690,000
Series Merlots 02 A24, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000,000	5,000,000
Series SGB 10, 1.94% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.94% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.2%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.03%, LOC Bank One, Illinois NA, VRDN (a)	3,380,000	3,380,000
		105,013,248
Indiana - 2.4%
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.55%, VRDN (a)	1,700,000	1,700,000
Indiana Edl. Facilities Auth. Rev. BAN (Wabash College Proj.) 2.36% 3/20/03	5,000,000	5,007,656
Indianapolis Gas Util. Sys. Rev. 1.4% 12/9/02, CP	1,000,000	1,000,000
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2%, LOC Bank One, Indiana NA, VRDN (a)	7,200,000	7,200,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.65% tender 12/2/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,800,000	2,800,000
Series 1985 L5, 1.5% tender 12/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		28,907,656
Iowa - 0.7%
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	8,385,000	8,397,217
Kansas - 1.1%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B1, 1.99% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J1, 2% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	$ 5,390,000	$ 5,390,000
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.92% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
		12,590,000
Kentucky - 2.9%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.45% tender 11/8/02, LOC PNC Bank NA, Pittsburgh, CP mode	1,255,000	1,255,000
1.45% tender 12/9/02, LOC PNC Bank NA, Pittsburgh, CP mode	1,055,000	1,055,000
1.55% tender 12/10/02, LOC PNC Bank NA, Pittsburgh, CP mode	4,910,000	4,910,000
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 1.95%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)	5,565,000	5,565,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.9% tender 1/17/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev.:
Variable Rate TRAN Series 2002 B, 2% 6/26/03 (a)(d)	2,600,000	2,600,000
TRAN Series A, 2.75% 6/26/03 (d)	7,600,000	7,652,972
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.05% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,450,000	1,450,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.75% tender 1/21/03, CP mode	5,500,000	5,500,000
		34,487,972
Louisiana - 1.3%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 1.95%, VRDN (a)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN:
Series MS 00 259, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,900,000	1,900,000
Series ROC II R128, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	3,780,000	3,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.95% (MBIA Insured), VRDN (a)	$ 4,975,000	$ 4,975,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.85% tender 11/4/02, CP mode	550,000	550,000
		15,655,000
Maine - 0.5%
Maine Gen. Oblig. TAN 2.25% 6/30/03	2,900,000	2,914,191
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
		5,914,191
Maryland - 0.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 11/1/02, CP mode	1,200,000	1,200,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.65% tender 11/21/02, CP mode	940,000	940,000
		2,140,000
Massachusetts - 0.8%
Lexington Gen. Oblig. BAN 2.25% 2/14/03	3,500,000	3,505,718
Massachusetts Gen. Oblig. Series D, 1.55% 11/7/02, CP	1,705,000	1,705,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series SGA 65, 2.05% (Liquidity Facility Societe Generale) (a)(c)	4,500,000	4,500,000
		9,710,718
Michigan - 3.3%
Detroit City School District Participating VRDN Series Floaters 01 710, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	3,470,000	3,470,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A103, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	4,680,000	4,709,699
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1987, 1.85% tender 11/4/02, CP mode	1,720,000	1,720,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Poll. Cont. Rev.: - continued
(Gen. Motors Corp. Proj.):
Series 1988 A, 2.55%, VRDN (a)	$ 2,900,000	$ 2,900,000
2.6%, VRDN (a)	1,700,000	1,700,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 2.5%, VRDN (a)	6,625,000	6,625,000
		39,559,699
Minnesota - 3.0%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
Minneapolis Gen. Oblig. Participating VRDN Series PT 1464, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,790,000	6,790,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)(e)	10,000,000	10,000,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.9%, LOC Fannie Mae, VRDN (a)	1,700,000	1,700,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	7,080,000	7,080,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series Floaters 01 711, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
		35,525,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Missouri - 1.1%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.85%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 2.05% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	5,425,000	5,425,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Participating VRDN Series PA 702, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(e)	$ 5,010,000	$ 5,010,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
		13,135,000
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A, 1.95% 11/1/02, CP	3,100,000	3,100,000
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
Series MSTC 00 108, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,495,000	2,495,000
		7,595,000
Nevada - 0.5%
Clark County School District Participating VRDN Series MS 00 311, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,550,000	1,550,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.94% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 2.05% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		5,550,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 2.15% tender 11/5/02, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.95%, LOC Fleet Nat'l. Bank, VRDN (a)	7,100,000	7,100,000
		10,600,000
New Jersey - 1.0%
New Jersey Gen. Oblig.:
Bonds Series FRRI 02 L27J, 1.5%, tender 11/6/02 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(e)	3,800,000	3,800,000
TRAN 3% 6/12/03	8,385,000	8,461,155
		12,261,155
New Mexico - 0.1%
New Mexico Gen. Oblig. TRAN 3% 6/30/03	1,600,000	1,612,900
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.5% 12/9/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	$ 2,700,000	$ 2,700,000
New York City Transitional Fin. Auth. Rev. BAN Series 3, 2.75% 11/13/02	4,500,000	4,501,160
		7,201,160
Non State Specific - 0.2%
Stephens Equity Trust I Participating VRDN Series 1996, 2.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	2,782,035	2,782,035
North Carolina - 3.0%
North Carolina Gen. Oblig. Participating VRDN:
Series MSDW 00 249, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,000,000	1,000,000
Series MSTC 01 125, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	22,445,000	22,445,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Philip Morris Cos. Proj.) 2.05%, VRDN (a)	7,200,000	7,200,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 1.99%, VRDN (a)	5,500,000	5,500,000
		36,145,000
Ohio - 3.5%
Aurora Gen. Oblig. BAN 2.2% 12/19/02	1,200,000	1,200,309
Butler County School District BAN Series C, 2.25% 11/15/02	10,000,000	10,002,457
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.95%, LOC Nat'l. City Bank, VRDN (a)	8,365,000	8,365,000
Fairfield County Gen. Oblig. BAN 2.5% 5/21/03	2,165,000	2,171,073
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.95%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,865,000	6,865,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.93%, LOC Bank One NA, VRDN (a)	3,100,000	3,100,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	950,000	950,000
Series 1997, 2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,700,000	4,700,000
Perrysburg Gen. Oblig. BAN 2.25% 8/14/03	1,190,000	1,196,882
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Solon Gen. Oblig. BAN 2.5% 12/18/02	$ 1,500,000	$ 1,500,946
Univ. of Cincinnati Gen. Receipts BAN Series BB, 2.25% 12/19/02	2,300,000	2,301,186
		42,352,853
Oklahoma - 0.8%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,800,000	3,800,000
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds 4% 1/1/03 (AMBAC Insured)	5,500,000	5,519,158
		9,319,158
Oregon - 0.5%
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,945,000	5,945,000
Pennsylvania - 3.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
Montgomery County Indl. Dev. Auth. Rev. Bonds (Peco Energy Co. Proj.) Series 1994 A, 1.45% tender 12/10/02, LOC Bank One NA, CP mode	1,800,000	1,800,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MSTC 00 110, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,020,000	1,020,000
Series ROC 00 3, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)	1,200,000	1,200,000
(Rosemont College Proj.) Series 1997 B4, 2.2%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)	2,200,000	2,200,000
(King's College Proj.) Series 2001 H6, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
(Mercyhurst College Proj.) Series 12, 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,500,000	1,500,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,735,000	1,735,000
Philadelphia Gas Works Rev. Series 2002 D, 1.8% 12/10/02, LOC JPMorgan Chase Bank, CP	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.9%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,650,000	$ 6,650,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.95% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		37,867,500
South Carolina - 2.8%
Beaufort County Gen. Oblig. BAN 3% 4/18/03	3,900,000	3,914,037
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MS 00 212, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	7,495,000	7,495,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2%, VRDN (a)	4,000,000	4,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin College Proj.) Series 1997, 2.05%, LOC Bank of America NA, VRDN (a)	4,415,000	4,415,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.9%, LOC Bank of America NA, VRDN (a)	6,750,000	6,750,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.05% (Liquidity Facility Societe Generale) (a)(c)	4,865,000	4,865,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
1.45% tender 11/14/02, CP mode	1,000,000	1,000,000
1.6% tender 11/14/02, CP mode	1,200,000	1,200,000
		33,639,037
Tennessee - 1.7%
Dickson County Gen. Oblig. Participating VRDN Series PT 1491, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,030,000	7,030,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 1.94% (Liquidity Facility Societe Generale) (a)(c)	1,200,000	1,200,000
1.4% 12/9/02 (Liquidity Facility WestLB AG), CP	1,600,000	1,600,000
1.7% 11/5/02 (Liquidity Facility WestLB AG), CP	2,750,000	2,750,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 2%, tender 1/3/03 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig. Series 2000 X:
1.4% 12/11/02, CP	2,000,000	2,000,000
1.45% 11/8/02, CP	1,600,000	1,600,000
		20,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - 18.5%
Austin Util. Sys. Rev. Series A:
1.45% 12/6/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,500,000	$ 1,500,000
1.45% 12/10/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500,000	1,500,000
1.55% 12/10/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,210,000	6,210,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.4% 12/4/02, CP	1,500,000	1,500,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
El Paso Wtr. & Swr. Rev. Series A, 1.7% 12/11/02 (Liquidity Facility JPMorgan Chase Bank), CP	5,000,000	5,000,000
Georgetown Independent School District Variable Rate TRAN 1.476% 8/31/03 (a)	8,000,000	8,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.92% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.95%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	6,900,000	6,900,000
Series MSTC 01 126 Class A, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Houston Gen. Oblig. Variable Rate TRAN 1.4702% 3/28/03 (a)	1,950,000	1,950,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 00 A32, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,190,000	3,190,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.9% (FSA Insured), VRDN (a)	4,960,000	4,960,000
Irving Wtrwks. & Swr. Rev. Series 2001 A, 1.45% 12/6/02, CP	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 1.92% (Liquidity Facility Societe Generale) (a)(c)	$ 1,290,000	$ 1,290,000
Pearland Independent School District Participating VRDN Series SG 106, 1.92% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.92% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)	5,500,000	5,501,342
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds:
Series MS 00 469, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
6.375% 2/1/03	3,000,000	3,034,894
Participating VRDN:
Series SG 104, 1.92% (Liquidity Facility Societe Generale) (a)(c)	12,825,000	12,825,000
Series SG 105, 1.92% (Liquidity Facility Societe Generale) (a)(c)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Series MSTC 01 132, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,600,000	1,600,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Acedemy Proj.) 1.9%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Texas Gen. Oblig.:
Participating VRDN Series FRRI 02 L23J, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	11,500,000	11,500,000
TRAN 2.75% 8/29/03	22,600,000	22,828,823
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Pub. Fin. Auth. Series 2002 B, 1.5% 12/10/02 (Liquidity Facility Texas Gen. Oblig.), CP	$ 4,000,000	$ 4,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 2.05% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
		221,135,059
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.94% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.93%, LOC Bank One, Arizona NA, VRDN (a)	3,930,000	3,930,000
		9,465,000
Virginia - 3.4%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.4% tender 11/1/02, CP mode	2,100,000	2,100,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.95% (FSA Insured), VRDN (a)	6,325,000	6,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.55% tender 11/14/02, CP mode	4,000,000	4,000,000
1.55% tender 11/21/02, CP mode	4,000,000	4,000,000
1.6% tender 11/13/02, CP mode	1,000,000	1,000,000
Richmond Gen. Oblig. RAN 2.5% 6/24/03 (d)	10,000,000	10,052,700
York County Indl. Dev. Auth. Indl. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 2.11%, VRDN (a)	2,500,000	2,500,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.4% tender 11/1/02, CP mode	9,100,000	9,100,000
1.45% tender 11/1/02, CP mode	1,900,000	1,900,000
		40,977,700
Washington - 5.3%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,795,000	9,795,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN Series ROC II R152, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 2,230,000	$ 2,230,000
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 1.93% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Series PT 1484, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Port of Seattle Rev. Series 1999 A, 2.55%, LOC Commerzbank AG, VRDN (a)	16,040,000	16,040,000
Seattle Muni. Lt. & Pwr. Rev. RAN 4.5% 3/28/03	2,000,000	2,020,479
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.92% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.92% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.92% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.94% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.94% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds:
Series A, 5.8% 7/1/03 (AMBAC Insured) (Escrowed to Maturity) (b)	6,350,000	6,527,852
Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	3,000,000	3,076,615
		63,939,946
Wisconsin - 0.7%
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	8,100,000	8,135,439
Wyoming - 0.3%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.15%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.94% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 700,000	$ 700,000
Wyoming Ed. Fund TRAN 2.5% 6/27/03	1,600,000	1,607,601
		4,107,601
TOTAL INVESTMENT PORTFOLIO - 100.4%		1,202,237,302
NET OTHER ASSETS - (0.4)%		(4,233,251)
NET ASSETS - 100%		$ 1,198,004,051
Total Cost for Income Tax Purposes $ 1,202,237,302
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Arizona Univ. Revs. Participating VRDN Series ROC II R174, 1.94% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	4/4/02	$ 1,295,000
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Participating VRDN Series PA 702, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/02	$ 5,010,000
New Jersey Gen. Oblig. Bonds Series FRRI 02 L27J, 1.5%, tender 11/6/02 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	9/25/02	$ 3,800,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,205,000 or 2% of net assets.

Income Tax Information

During the fiscal year ended October 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		October 31, 2002

Assets
Investment in securities, at value - See accompanying schedule		$ 1,202,237,302
Cash		611,539
Receivable for investments sold Regular delivery		7,474
Delayed delivery		27,927,429
Receivable for fund shares sold		12,629,780
Interest receivable		5,203,202
Receivable from investment adviser for expense reductions		33,872
Total assets		1,248,650,598

Liabilities
Payable for investments purchased Regular delivery	$ 2,241,722
Delayed delivery	36,405,672
Payable for fund shares redeemed	11,128,863
Distributions payable	124,410
Accrued management fee	254,336
Distribution fees payable	279,741
Other payables and accrued expenses	211,803
Total liabilities		50,646,547

Net Assets		$ 1,198,004,051
Net Assets consist of:
Paid in capital		$ 1,197,846,413
Accumulated net realized gain (loss) on investments		157,638
Net Assets		$ 1,198,004,051
Daily Money: Net Asset Value, offering price and redemption price per share ($576,330,407 ÷ 576,309,579 shares)		$ 1.00
Capital Reserves: Net Asset Value, offering price and redemption price per share ($367,378,342 ÷ 367,309,808 shares)		$ 1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($254,295,302 ÷ 254,226,476 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Year ended October 31, 2002
Investment Income
Interest		$ 17,814,608
Expenses
Management fee	$ 2,734,560
Transfer agent fees	2,188,486
Distribution fees	3,254,929
Accounting fees and expenses	149,516
Non-interested trustees' compensation	3,716
Custodian fees and expenses	21,172
Registration fees	121,147
Audit	24,600
Legal	4,242
Miscellaneous	25,375
Total expenses before reductions	8,527,743
Expense reductions	(804,542)	7,723,201
Net investment income		10,091,407
Net Realized Gain (Loss) on investment securities		276,216
Net increase in net assets resulting from operations		$ 10,367,623

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,091,407	$ 20,423,111
Net realized gain (loss)	276,216	34,366
Net increase (decrease) in net assets resulting from operations	10,367,623	20,457,477
Distributions to shareholders from net investment income	(10,091,407)	(20,423,111)
Share transactions - net increase (decrease)	246,501,791	263,433,948
Total increase (decrease) in net assets	246,778,007	263,468,314

Net Assets
Beginning of period	951,226,044	687,757,730
End of period	$ 1,198,004,051	$ 951,226,044

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Daily Money Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.026	.034	.026	.030
Distributions from net investment income	(.010)	(.026)	(.034)	(.026)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.98%	2.66%	3.47%	2.65%	3.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.73%	.77%	.77%	.79%	.79%
Expenses net of voluntary waivers, if any	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.66%	.67%	.69%	.65%	.65%
Net investment income	.98%	2.59%	3.41%	2.61%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 575	$ 467	$ 503	$ 519

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.024	.032	.024	.027
Distributions from net investment income	(.007)	(.024)	(.032)	(.024)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.72%	2.40%	3.21%	2.40%	2.78%
Ratios to Average Net Assets B
Expenses before expense reductions	.98%	1.02%	1.02%	1.04%	1.04%
Expenses net of voluntary waivers, if any	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.91%	.92%	.94%	.90%	.90%
Net investment income	.72%	2.33%	3.16%	2.37%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 367	$ 298	$ 221	$ 170	$ 186

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.008
Distributions from net investment income	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.53% A
Expenses net of voluntary waivers, if any	.45%	.45% A
Expenses net of all reductions	.41%	.42% A
Net investment income	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money	.00%	.25%	$ 1,452,669	$ 50,306
Capital Reserves	.25%	.25%	1,802,260	-
			$ 3,254,929	$ 50,306

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC received and retained $0 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Daily Money Class	$ 1,154,215.20
Capital Reserves Class	715,540.20
Fidelity Tax-Free Money Market Fund	318,731.21
	$ 2,188,486

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 191,440
Capital Reserves Class	.95%	110,120
Fidelity Tax-Free Money Market Fund	.45%	52,082
		$ 353,642

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Tax-Exempt	$ 21,172		$ 147,297
Daily Money Class		$ 147,219
Capital Reserves Class		95,260
Fidelity Tax-Free Money Market Fund		39,952

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31, 2002	Year ended October 31, 2001
From net investment income
Daily Money Class	$ 5,709,607	$ 13,909,010
Capital Reserves Class	2,586,863	6,130,225
Fidelity Tax-Free Money Market Fund	1,794,937	383,876
Total	$ 10,091,407	$ 20,423,111

Annual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended October 31, 2002	Year ended October 31, 2001
Daily Money Shares sold	1,765,921,468	1,851,079,228
Reinvestment of distributions	5,279,156	12,773,139
Shares redeemed	(1,770,186,674)	(1,755,283,884)
Net increase (decrease)	1,013,950	108,568,483
Capital Reserves Shares sold	1,331,555,505	1,016,295,289
Reinvestment of distributions	2,221,584	5,956,487
Shares redeemed	(1,264,163,734)	(945,738,301)
Net increase (decrease)	69,613,355	76,513,475
Tax-Free Money Market Fund Shares sold	755,607,488	126,024,408
Reinvestment of distributions	1,772,305	382,565
Shares redeemed	(581,505,307)	(48,054,983)
Net increase (decrease)	175,874,486	78,351,990

Annual Report

Report of Independent Accountants

To the Trustees of Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Newbury Street Trust) at October 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 267 funds advised by FMR or an affiliate. Mr. McCoy oversees 269 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson also serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Tax-Exempt Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Tax-Exempt Fund. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (51)

Year of Election or Appointment: 2002

Vice President of Tax-Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

James Kim Miller (39)

Year of Election or Appointment: 2002

Vice President of Tax-Exempt Fund. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller served as a manager and analyst at Fidelity Investments.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Tax-Exempt Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Tax-Exempt Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Stanley N. Griffith (56)

Year of Election or Appointment: 1998

Assistant Vice President of Tax-Exempt Fund. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Tax-Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Tax-Exempt Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Tax-Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Tax-Exempt Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TFM-ANN-1202 158304
1.765892.101